Income Taxes - Schedule of Deferred Income Taxes (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Deferred tax assets:
Net operating loss carryforward	$ 18,143	$ 11,322
Deferred revenue	22,137	39,153
Property, plant, and equipment	789	908
Accrued expenses	86,760	141,524
Bad debt allowance	112	36
Amortization and impairment	4,435	5,218
Other, net	21,419	29,885
Total deferred tax assets	153,795	228,046
Valuation allowance for deferred tax assets	(11,407)	(11,817)
Net deferred tax assets	142,388	216,229
Deferred tax liabilities:
Property, plant, and equipment	(2,086)	(2,203)
Other, net	(316)	(312)
Total deferred tax liabilities	(2,402)	(2,515)
Net deferred tax assets	139,986	213,714
Net deferred tax assets alternative
Domestic	11,152	18,338
Foreign	128,834	195,376
Net deferred tax assets	$ 139,986	$ 213,714